Financial result (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income
Short-term investments	$ 177	$ 176	$ 92
Others	246	302	78
Total financial income	423	478	170
Financial expenses
Loans and borrowings gross interest	(1,185)	(1,697)	(1,768)
Capitalized loans and borrowing costs	194	370	653
Participative stockholders' debentures	(550)	(625)	(417)
Interest on REFIS	(202)	(397)	(514)
Others	(602)	(924)	(631)
Total financial expenses	(2,345)	(3,273)	(2,677)
Other financial items
Net foreign exchange gains (losses) on loans and borrowings	(2,666)	(249)	3,314
Derivative financial instruments	(266)	454	1,256
Foreign exchange gain (loss)	419	(218)	(62)
Net indexation losses	(522)	(211)	(158)
Other financial items	(3,035)	(224)	4,350
Financial results, net	$ (4,957)	$ (3,019)	$ 1,843